Dec. 15, 2022
Multi-Index 2065 Preservation Portfolio
Portfolio Name	Current Target Equity Asset Allocation	New Target Equity Asset Allocation
Multi-Index 2065 Preservation Portfolio	82%	85%
Multi-Index 2060 Preservation Portfolio	82%	85%
Multi-Index 2055 Preservation Portfolio	82%	85%
Multi-Index 2050 Preservation Portfolio	82%	85%
Multi-Index 2045 Preservation Portfolio	79%	82%
Multi-Index 2040 Preservation Portfolio	73%	73%
Multi-Index 2035 Preservation Portfolio	62%	60%
Multi-Index 2030 Preservation Portfolio	45%	44%
Multi-Index 2025 Preservation Portfolio	24%	27%

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 20% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors in or near retirement. Under normal market conditions, the fund is expected to maintain an allocation of about 20% of its assets in underlying funds that invest primarily in equity securities.

Multi-Index 2060 Preservation Portfolio
Portfolio Name	Current Target Equity Asset Allocation	New Target Equity Asset Allocation
Multi-Index 2065 Preservation Portfolio	82%	85%
Multi-Index 2060 Preservation Portfolio	82%	85%
Multi-Index 2055 Preservation Portfolio	82%	85%
Multi-Index 2050 Preservation Portfolio	82%	85%
Multi-Index 2045 Preservation Portfolio	79%	82%
Multi-Index 2040 Preservation Portfolio	73%	73%
Multi-Index 2035 Preservation Portfolio	62%	60%
Multi-Index 2030 Preservation Portfolio	45%	44%
Multi-Index 2025 Preservation Portfolio	24%	27%

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 20% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors in or near retirement. Under normal market conditions, the fund is expected to maintain an allocation of about 20% of its assets in underlying funds that invest primarily in equity securities.

Multi-Index 2055 Preservation Portfolio
Portfolio Name	Current Target Equity Asset Allocation	New Target Equity Asset Allocation
Multi-Index 2065 Preservation Portfolio	82%	85%
Multi-Index 2060 Preservation Portfolio	82%	85%
Multi-Index 2055 Preservation Portfolio	82%	85%
Multi-Index 2050 Preservation Portfolio	82%	85%
Multi-Index 2045 Preservation Portfolio	79%	82%
Multi-Index 2040 Preservation Portfolio	73%	73%
Multi-Index 2035 Preservation Portfolio	62%	60%
Multi-Index 2030 Preservation Portfolio	45%	44%
Multi-Index 2025 Preservation Portfolio	24%	27%

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 20% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors in or near retirement. Under normal market conditions, the fund is expected to maintain an allocation of about 20% of its assets in underlying funds that invest primarily in equity securities.

Multi-Index 2050 Preservation Portfolio
Portfolio Name	Current Target Equity Asset Allocation	New Target Equity Asset Allocation
Multi-Index 2065 Preservation Portfolio	82%	85%
Multi-Index 2060 Preservation Portfolio	82%	85%
Multi-Index 2055 Preservation Portfolio	82%	85%
Multi-Index 2050 Preservation Portfolio	82%	85%
Multi-Index 2045 Preservation Portfolio	79%	82%
Multi-Index 2040 Preservation Portfolio	73%	73%
Multi-Index 2035 Preservation Portfolio	62%	60%
Multi-Index 2030 Preservation Portfolio	45%	44%
Multi-Index 2025 Preservation Portfolio	24%	27%

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 20% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors in or near retirement. Under normal market conditions, the fund is expected to maintain an allocation of about 20% of its assets in underlying funds that invest primarily in equity securities.

Multi-Index 2045 Preservation Portfolio
Portfolio Name	Current Target Equity Asset Allocation	New Target Equity Asset Allocation
Multi-Index 2065 Preservation Portfolio	82%	85%
Multi-Index 2060 Preservation Portfolio	82%	85%
Multi-Index 2055 Preservation Portfolio	82%	85%
Multi-Index 2050 Preservation Portfolio	82%	85%
Multi-Index 2045 Preservation Portfolio	79%	82%
Multi-Index 2040 Preservation Portfolio	73%	73%
Multi-Index 2035 Preservation Portfolio	62%	60%
Multi-Index 2030 Preservation Portfolio	45%	44%
Multi-Index 2025 Preservation Portfolio	24%	27%

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 20% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors in or near retirement. Under normal market conditions, the fund is expected to maintain an allocation of about 20% of its assets in underlying funds that invest primarily in equity securities.

Multi-Index 2040 Preservation Portfolio
Portfolio Name	Current Target Equity Asset Allocation	New Target Equity Asset Allocation
Multi-Index 2065 Preservation Portfolio	82%	85%
Multi-Index 2060 Preservation Portfolio	82%	85%
Multi-Index 2055 Preservation Portfolio	82%	85%
Multi-Index 2050 Preservation Portfolio	82%	85%
Multi-Index 2045 Preservation Portfolio	79%	82%
Multi-Index 2040 Preservation Portfolio	73%	73%
Multi-Index 2035 Preservation Portfolio	62%	60%
Multi-Index 2030 Preservation Portfolio	45%	44%
Multi-Index 2025 Preservation Portfolio	24%	27%

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 20% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors in or near retirement. Under normal market conditions, the fund is expected to maintain an allocation of about 20% of its assets in underlying funds that invest primarily in equity securities.

Multi-Index 2035 Preservation Portfolio
Portfolio Name	Current Target Equity Asset Allocation	New Target Equity Asset Allocation
Multi-Index 2065 Preservation Portfolio	82%	85%
Multi-Index 2060 Preservation Portfolio	82%	85%
Multi-Index 2055 Preservation Portfolio	82%	85%
Multi-Index 2050 Preservation Portfolio	82%	85%
Multi-Index 2045 Preservation Portfolio	79%	82%
Multi-Index 2040 Preservation Portfolio	73%	73%
Multi-Index 2035 Preservation Portfolio	62%	60%
Multi-Index 2030 Preservation Portfolio	45%	44%
Multi-Index 2025 Preservation Portfolio	24%	27%

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 20% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors in or near retirement. Under normal market conditions, the fund is expected to maintain an allocation of about 20% of its assets in underlying funds that invest primarily in equity securities.

Multi-Index 2030 Preservation Portfolio
Portfolio Name	Current Target Equity Asset Allocation	New Target Equity Asset Allocation
Multi-Index 2065 Preservation Portfolio	82%	85%
Multi-Index 2060 Preservation Portfolio	82%	85%
Multi-Index 2055 Preservation Portfolio	82%	85%
Multi-Index 2050 Preservation Portfolio	82%	85%
Multi-Index 2045 Preservation Portfolio	79%	82%
Multi-Index 2040 Preservation Portfolio	73%	73%
Multi-Index 2035 Preservation Portfolio	62%	60%
Multi-Index 2030 Preservation Portfolio	45%	44%
Multi-Index 2025 Preservation Portfolio	24%	27%

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 20% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors in or near retirement. Under normal market conditions, the fund is expected to maintain an allocation of about 20% of its assets in underlying funds that invest primarily in equity securities.

Multi-Index 2025 Preservation Portfolio
Portfolio Name	Current Target Equity Asset Allocation	New Target Equity Asset Allocation
Multi-Index 2065 Preservation Portfolio	82%	85%
Multi-Index 2060 Preservation Portfolio	82%	85%
Multi-Index 2055 Preservation Portfolio	82%	85%
Multi-Index 2050 Preservation Portfolio	82%	85%
Multi-Index 2045 Preservation Portfolio	79%	82%
Multi-Index 2040 Preservation Portfolio	73%	73%
Multi-Index 2035 Preservation Portfolio	62%	60%
Multi-Index 2030 Preservation Portfolio	45%	44%
Multi-Index 2025 Preservation Portfolio	24%	27%

The fund is designed for investors who anticipate reevaluating their retirement allocation strategies at the target date. Under normal market conditions, the fund expects to allocate 20% of its assets to equity underlying funds in its designated retirement year and to maintain that static allocation thereafter. This static allocation may be appropriate for some investors, but others may wish to reallocate their investments at retirement.

Under normal market conditions, the fund primarily invests its assets in underlying funds using an asset allocation strategy designed for investors in or near retirement. Under normal market conditions, the fund is expected to maintain an allocation of about 20% of its assets in underlying funds that invest primarily in equity securities.

Multimanager 2010 Lifetime Portfolio
Multimanager 2010 Lifetime Portfolio
Multimanager 2015 Lifetime Portfolio
Multimanager 2015 Lifetime Portfolio
Multimanager 2020 Lifetime Portfolio
Multimanager 2020 Lifetime Portfolio
Multimanager 2025 Lifetime Portfolio
Multimanager 2025 Lifetime Portfolio
Multimanager 2030 Lifetime Portfolio
Multimanager 2030 Lifetime Portfolio
Multimanager 2035 Lifetime Portfolio
Multimanager 2035 Lifetime Portfolio
Multimanager 2040 Lifetime Portfolio
Multimanager 2040 Lifetime Portfolio
Multimanager 2045 Lifetime Portfolio
Multimanager 2045 Lifetime Portfolio
Multimanager 2050 Lifetime Portfolio
Multimanager 2050 Lifetime Portfolio
Emerging Markets Debt Fund
Emerging Markets Debt Fund
Multi-Index Income Preservation Portfolio
Multi-Index Income Preservation Portfolio
Multi-Index 2010 Lifetime Portfolio
Multi-Index 2010 Lifetime Portfolio
Multi-Index 2015 Lifetime Portfolio
Multi-Index 2015 Lifetime Portfolio
Multi-Index 2020 Lifetime Portfolio
Multi-Index 2020 Lifetime Portfolio
Multi-Index 2025 Lifetime Portfolio
Multi-Index 2025 Lifetime Portfolio
Multi-Index 2030 Lifetime Portfolio
Multi-Index 2030 Lifetime Portfolio
Multi-Index 2035 Lifetime Portfolio
Multi-Index 2035 Lifetime Portfolio
Multi-Index 2040 Lifetime Portfolio
Multi-Index 2040 Lifetime Portfolio
Multi-Index 2045 Lifetime Portfolio
Multi-Index 2045 Lifetime Portfolio
Multi-Index 2050 Lifetime Portfolio
Multi-Index 2050 Lifetime Portfolio
Multi-Index Lifestyle Aggressive Portfolio
Multi-Index Lifestyle Aggressive Portfolio
Multi-Index Lifestyle Balanced Portfolio
Multi-Index Lifestyle Balanced Portfolio
Multi-Index Lifestyle Conservative Portfolio
Multi-Index Lifestyle Conservative Portfolio
Multi-Index Lifestyle Growth Portfolio
Multi-Index Lifestyle Growth Portfolio
Multi-Index Lifestyle Moderate Portfolio
Multi-Index Lifestyle Moderate Portfolio
Multimanager 2055 Lifetime Portfolio
Multimanager 2055 Lifetime Portfolio
Multi-Index 2055 Lifetime Portfolio
Multi-Index 2055 Lifetime Portfolio
Multimanager 2060 Lifetime Portfolio
Multimanager 2060 Lifetime Portfolio
Multi-Index 2060 Lifetime Portfolio
Multi-Index 2060 Lifetime Portfolio
Multimanager 2065 Lifetime Portfolio
Multimanager 2065 Lifetime Portfolio
Multi-Index 2065 Lifetime Portfolio
Multi-Index 2065 Lifetime Portfolio